Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

May 2, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Cash Management Fund, Cash Reserves Fund Institutional, DWS Money Market Series, NY Tax Free Money Fund and Tax Free Money Fund Investment (collectively, the “Funds”), each a series of DWS Money Market Trust (the “Trust”); (Reg. Nos. 002-78122 and 811-03495)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 63 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on April 28, 2014.

Any comments or questions relating to this filing should be directed to the undersigned at (617) 295-3986.

Very truly yours,

                    /s/Scott D. Hogan

Scott D. Hogan
Director
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price P.C.